Financial Instruments - Schedule of Sensitivity Analysis (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GBP [member]
Disclosure of sensitivity analysis [line items]
Increase (decrease) in equity	€ (6,295)	€ (4,573)	€ (2,895)
Increase (decrease) in profit (loss)	(1,656)	(1,712)	(127)
CHF [Member]
Disclosure of sensitivity analysis [line items]
Increase (decrease) in equity	(5,131)	(4,755)	(4,990)
Increase (decrease) in profit (loss)	(252)	(148)	(186)
DKK [Member]
Disclosure of sensitivity analysis [line items]
Increase (decrease) in equity	(2,679)	(2,499)	(2,255)
Increase (decrease) in profit (loss)	(164)	(246)	(211)
SEK [Member]
Disclosure of sensitivity analysis [line items]
Increase (decrease) in equity	(1,319)	(1,348)	(1,179)
Increase (decrease) in profit (loss)	€ (24)	€ (196)	€ 38